RELATED PARTIES TRANSACTIONS (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Notes to Financial Statements
Management fees	$ 57,593	$ 30,000	$ 101,510	$ 60,000
Stock-based Compensation	0	0	30,000	0
Total	$ 57,593	$ 30,000	$ 131,510	$ 60,000